SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
The accompanying consolidated financial statements include the accounts of Melco and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.
In connection to the Acquisition of ICR Cyprus as described in Note 25, the Company and ICR Cyprus are under the common control of Melco International. In accordance with the applicable accounting standards, the Acquisition of ICR Cyprus is accounted for as a transaction involving a transfer of business between entities under common control that resulted in a change in reporting entity requiring retrospective adjustment to the consolidated financial statements of the Company. Accordingly, all periods presented in these consolidated financial statements have been adjusted to include the assets and liabilities of ICR Cyprus Group that were acquired by the Company at historical carrying amounts, and the financial results of ICR Cyprus Group, as if the Acquisition of ICR Cyprus had been in effect since the inception of common control resulting from the acquisition of ICR Cyprus and its subsidiaries by Melco International in September 2017.
The Acquisition of ICR Cyprus had an effect to increase (decrease) the Company’s net income of $14,180, $(14,955) and $(3,073); decrease other comprehensive income of $4,617 and increase other comprehensive loss of $12,527 and nil; decrease basic earnings per share of $0.003, $0.016 and $0.004; and decrease diluted earnings per share of $0.003, $0.016 and $0.005 for the years ended December 31, 2019 and 2018 and for the period since the inception of common control in September 2017 to the end of December 31, 2017, respectively.
(b)	Use of Estimates

The preparation of accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.
(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Company estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.
(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.
Cash equivalents are placed with financial institutions with high-credit ratings and quality.
(e)	Investment Securities

Investment securities consist of investments in mutual funds that mainly invest in bonds and fixed interest securities and investments in equity interests in a public company on which the Company has no significant influence. The investment securities are considered as marketable equity securities. Management determines the appropriate classification of its investment securities at the time of purchase and re-evaluates the classifications at each balance sheet date. Investment securities are classified as either current and non-current based on the nature of each security and its availability for use in current operations. Investment securities are measured at fair value with changes in fair values recognized through net income in the accompanying consolidated statements of operations starting from January 1, 2018.
(f)	Restricted Cash

The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Company expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current
portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly consists of i) bank accounts that are restricted for withdrawals and for payment of project costs or debt servicing associated with borrowings under the respective senior notes and credit facilities; and ii) collateral bank accounts associated with borrowings under the credit facilities.
(g)	Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino receivables. The Company issues credit in the form of markers to approved casino customers following investigations of creditworthiness. Credit is also given to its gaming promoters in Macau and the Philippines, which receivables can be offset against commissions payable and any other value items held by the Company to the respective customers and for which the Company intends to set off when required. As of December 31, 2019 and 2018, a substantial portion of the Company’s markers were due from customers and gaming promoters residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Accounts receivable, including casino, hotel and other receivables, are typically non-interest
bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Company’s receivables to their carrying amounts, which approximate fair values. The allowance is estimated based on specific reviews of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2019 and 2018, no significant concentrations of credit risk existed for which an allowance had not already been recorded.
(h)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in,
first-out,
weighted average and specific identification methods.
(i)	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, and impairment losses, if any. Gains or losses on dispositions of property and equipment are included in the accompanying consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
During the construction and development stage of the Company’s casino gaming and entertainment casino resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.
Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment casino resort facilities are completed and opened.
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

(j)	Capitalized Interest

Interest, including amortization of
d
eferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Company’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to $310,102, $285,947 and $293,247, of which nil
,
$21,067 and $37,483 were capitalized during the years ended December 31, 2019, 2018 and 2017, respectively.
(k)	Gaming Subconcession

The deemed cost of the gaming subconcession in Macau is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco and the holder of the gaming subconcession in Macau, in 2006, and amortized over the term of agreement which is due to expire in June 2022 on a straight-line basis.
(l)	Internal-Use Software

Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful lives of the software of
 3
to

15 years on a straight-line basis. The capitalization of such costs begins during the application development stage of the software project and ceases once the software project is substantially complete and ready for its intended use. Costs of specified upgrades and enhancements to the internal-use
software are capitalized, while costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.
(m)	Goodwill and Intangible Assets

Goodwill represents the excess of the acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable.
Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Company’s finite-lived intangible assets consist of the gaming subconcession and
internal-use
software. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Company’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate the carrying value of the intangible assets may not be recoverable.
When performing the impairment analysis for goodwill and intangible assets with indefinite lives, the Company may first perform a qualitative assessment to determine whether it is more likely than not that the asset is impaired. If it is determined that it is more likely than not that the asset is impaired after assessing the qualitative factors, the Company then performs a quantitative impairment test that consists of a comparison of the implied fair value of goodwill and the fair values of the intangible assets with indefinite lives with their carrying amounts. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value for goodwill or the excess of the carrying amounts over the fair values of the intangible assets with indefinite lives.
No impairment losses have been recognized during the years ended December 31, 2019, 2018 and 2017.
(n)	Impairment of Long-lived Assets (Other Than Goodwill )

The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. If the undiscounted cash flows exceed the carrying values, no
impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.
During the year ended December 31, 2019, impairment
loss of $
9,590

was recognized, of which $6,293 and $3,297 were provided for a parcel of freehold land due to a significant decrease in its market value as of December 31, 2019 and reconfigurations at the Company’s operating properties, respectively. The fair value of the freehold land was calculated by using level 3 inputs based on direct comparison method. During the years ended December 31, 2018 and 2017, impairment losses of nil
and $
23,197
were recognized, mainly due to reconfigurations and renovations at the Company’s operating properties. The impairment losses are included in the accompanying consolidated statements of operations.
(o)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expenses over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in other assets either current or non-current in the accompanying consolidated balance sheets, based on the maturity of each revolving credit facility. All other deferred financing costs are presented as a reduction of long-term debt in the accompanying consolidated balance sheets.
(p)	Land Use Rights

Land use rights represent the upfront land premium paid for the use of land held under operating leases, which are recorded at cost less accumulated amortization. Amortization is provided over the estimated term of the land use rights of 40 years on a straight-line basis.

(q)	Leases

On January 1, 2019, the Company adopted the Accounting Standard
s
Codification 842,
Leases,
using the modified retrospective method. At the inception of the contract or upon modification, the Company will perform an assessment as to whether the contract is a lease or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. A lessee has control of an identified asset if it has both the right to direct the use of the asset and the right to receive substantially all of the economic benefits from the use of the asset.
Finance and operating lease
right-of-use
assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The initial measurement of the right-of-use
assets also includes any prepaid lease payments and any initial direct costs incurred, and is reduced by any lease incentive received. For leases where the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term. Leases with an expected term of 12 months or less are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s lease contracts have lease and
non-lease
components. For contracts in which the Company is a lessee, the Company accounts for the lease components and non-lease
components as a single lease component for all classes of underlying assets, except for real estate. For contracts in which the Company is a lessor, all
are accounted for as operating leases, and the lease components and non-lease
components are accounted for separately.
The major changes from the previous basis, as a result of the adoption of the new leases standard are summarized in Note 2(ab).
(r)	Revenue Recognition

On January 1, 2018, the Company adopted the Accounting Standards Codification 606,
Revenue from Contracts with Customers
(“New Revenue Standard”), using the modified retrospective method.
The cumulative effect of the adoption of this guidance did not have a material impact on the accumulated losses as of January 1, 2018. In addition, the adoption of this guidance did not have a material impact on net income, comprehensive income, basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share amounts for the year ended December 31, 2018 and net assets as of December 31, 2018.
The Company’s revenues from contracts with customers consist of casino wagers, sales of rooms, food and beverage, entertainment, retail and other goods and services.
Gross casino revenues are measured by the aggregate net difference between gaming wins and losses. The Company accounts for its casino wagering transactions on a portfolio basis versus an individual basis as all wagers have similar characteristics. Commissions rebated to customers either directly or indirectly through gaming promoters and cash discounts and other cash incentives earned by customers are recorded as a reduction of casino revenues. In addition to the wagers, casino transactions typically include performance obligations related to complimentary goods or services provided to incentivize
Contract and Contract-Related Liabilities
In providing goods and services to its customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability.
The Company primarily has three types of liabilities related to contracts with customers: (1) outstanding gaming chips and tokens, which represent the amounts owed in exchange for gaming chips held by a customer, (2) loyalty program liabilities, which represent the deferred allocation of revenues relating to incentive earned from the Loyalty Programs, and (3) advance customer deposits and ticket sales, which represent casino front money deposits that are funds deposited by customers before gaming play occurs and advance payments on goods and services yet to be provided such as advance ticket sales and deposits on rooms and convention space. These liabilities are generally expected to be recognized as revenues within one year of being purchased, earned, or deposited and are recorded as accrued expenses and other current liabilities on the accompanying consolidated balance sheets. Decreases in these balances generally represent the recognition of revenues and increases in the balances represent additional chips and tokens held by customers, increases in unredeemed incentives relating to the Loyalty Programs and additional deposits made by customers.
The following table summarizes the activities related to contract and contract-related liabilities:

	December 31, 2019	December 31, 2018	Increase/ (Decrease)	December 31, 2018	January 1, 2018	Increase/ (Decrease)
Outstanding gaming chips and tokens	$473,330	$638,702	$(165,372)	$638,702	$464,613	$174,089
Loyalty program liabilities	39,591	46,729	(7,138)	46,729	42,929	3,800
Advanced customer deposits and ticket sales	255,884	386,869	(130,985)	386,869	423,603	(36,734)

	$768,805	$1,072,300	$(303,495)	$1,072,300	$931,145	$141,155

(s)	Gaming Taxes and License Fees
The Company is subject to taxes and license fees based on gross gaming
revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. These gaming taxes and license fees are mainly recognized as casino expense in the accompanying consolidated statements of operations. These taxes and license fees totaled

$
2,550,755
, $
2,372,144
and $
2,224,058
for the years ended December 31, 2019, 2018 and 2017, respectively.

(t)	Pre-opening Costs
Pre-opening
costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up
operations and are expensed as incurred. During the years ended December 31, 2019, 2018 and 2017, the Company incurred pre-opening
costs primarily in connection with the development of further expansions to City of Dreams, Studio City and Cyprus Operations. The Company also incurs pre-opening
costs on other
one-off
activities related to the marketing of new facilities and operations.
(u)	Development Costs
Development costs include the costs associated with the Company’s evaluation and pursuit of new business opportunities, which are expensed as incurred.

(v)	Advertising and Promotional Costs
The Company expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $89,376, $111,633 and $87,778 for the years ended December 31, 2019, 2018 and 2017, respectively.
(w)	Foreign Currency Transactions and Translations
All transactions in currencies other than functional currencies of Melco and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the accompanying consolidated statements of operations.
The functional currency of Melco is the United States dollar (“$” or “US$”) and the functional currency of most of Melco’s foreign subsidiaries is the local currency in which the subsidiary operates. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of foreign subsidiaries’ financial statements are recorded as a component of other comprehensive income (loss).
(x)	Comprehensive Income and Accumulated Other Comprehensive Losses
Comprehensive income includes net income and all other non-shareholder changes in equity, or other comprehensive income (loss) and is reported in the accompanying consolidated statements of comprehensive income.
As of December 31, 2019 and 2018, the Company’s accumulated other comprehensive losses consisted solely of foreign currency translation adjustments, net of tax and noncontrolling interests.

(y)	Share-based Compensation Expenses
The Company measures the cost of employee services received in exchange
for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is recognized over the vesting period of the awards on a straight-line basis. Forfeitures are recognized when they occur.
Further information on the Company’s share-based compensation arrangements is included in Note 17.
( z )	Income Tax
The Company is subject to income taxes in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions where it operates.
Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the accompanying consolidated financial statements.
Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.
The Company’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.
( aa )	Net Income Attributable to Melco Resorts & Entertainment Limited Per Share

Basic net income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.
Diluted net income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.
The weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share for all periods presented have been adjust
ed
 to include the effect of the issuance of

55,500,738

ordinary shares of Melco as the consideration for the Acquisition of ICR Cyprus as described in Note 25, as if the Acquisition of ICR Cyprus had been in effect since the inception of common control resulting from the acquisition of ICR Cyprus and its subsidiaries by Melco International in September 2017.
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2019	2018	2017
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,436,569,083	1,506,551,789	1,484,379,459

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	6,878,339	9,858,273	11,689,000

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,443,447,422	1,516,410,062	1,496,068,459

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	8,053,109	7,200,837	6,624,345

(ab)	Recent Changes in Accounting Standards

Newly Adopted Accounting Pronouncement:
In February 2016, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update (as subsequently amended) on leases, which amends various aspects of existing accounting guidance for leases (“New Leases Standard”). The guidance requires all lessees to recognize a lease liability and a right-of-use
asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The standard also requires more detailed disclosures regarding the amount, timing, and uncertainty of cash flows arising from leases.
On January 1, 2019, the Company adopted the New Leases Standard using the modified retrospective method without restating comparative information. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any existing leases as of the adoption date. As a result of adoption, the Company recognized $154,459 of operating lease

right-of-use

assets (including the reclassification of deferred rent assets, prepaid rent, deferred rent liabilities and accrued rent to operating lease right-of-use assets) and
$170,833 of operating lease liabilities as of January 1, 2019. The adoption of this guidance did not have a material impact on net income or cash flows.
Recent Accounting Pronouncements Not Yet Adopted:
In June 2016, the FASB issued an accounting standard
s
update which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for interim and fiscal years beginning after December 15, 2019, with early adoption permitted. The guidance is applied using a modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the effective date. The Company adopted this new guidance on January 1, 2020 and this adoption did not have a material impact on the Company’s consolidated financial statements.
In January 2017, the FASB issued an accounting standards update which eliminates step two from the goodwill impairment test and instead requires an entity to recognize an impairment charge for the amount by which the carrying value exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit. This guidance is effective for interim and fiscal years beginning after December 15, 2019, with early adoption permitted. The guidance is applied prospectively. The Company adopted this new guidance on January 1, 2020. The adoption of this guidance would only impact the Company’s consolidated financial statements in situations where an impairment of a reporting unit’s assets is determined and the measurement of the impairment charge.
In August 2018, the FASB issued an accounting standards update which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by this new guidance. This guidance is effective for interim and fiscal years beginning after December 15, 2019, with early adoption permitted. The
Company adopted this new guidance on January 1, 2020 and this adoption did not have a material impact on the Company’s consolidated financial statements.